Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended			120 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Aggregate undistributed earnings of subsidiaries available for distribution	¥ 16,010,167	¥ 11,519,699
Deferred tax liabilities accrued for undistributed earnings	¥ 0	¥ 0
Effective Income Tax Rate Reconciliation, Deduction, Percent	4.70%	4.90%	1.80%
Cayman Islands Tax Information Authority [Member]
Income tax [Line Items]
Withholding taxes	¥ 0
Inland Revenue Department British Virgin Islands [Member]
Income tax [Line Items]
Withholding taxes	¥ 0
Maximum | Inland Revenue, Hong Kong [Member]
Income tax [Line Items]
PRC withholding tax rate (as a percent)	5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)		25.00%
PRC withholding tax rate (as a percent)	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)	15.00%	15.00%
Term of preferential income tax rate		3 years
China | KNSE
Income tax [Line Items]
Preferential tax rate (as a percent)		10.00%
Term of preferential income tax rate		3 years
Tax reduction available as a percentage of the applicable rate		50.00%
China | State Administration of Taxation, China [Member]
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development		75.00%		50.00%
Operating Loss Carryforwards	¥ 1,495,129
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Income tax [Line Items]
Income tax rate (as a percent)	16.50%
Operating Loss Carryforwards	¥ 15,573
Foreign Tax Authority [Member] | Inland Revenue, Singapore (IRAS) [Member]
Income tax [Line Items]
Income tax rate (as a percent)	17.00%
Beneficial tax rate		5.00%
Operating Loss Carryforwards	¥ 3,096,692
Other countries
Income tax [Line Items]
Operating Loss Carryforwards	¥ 351,108
Guangzhou Huaduo [Member] | China | HNTE
Income tax [Line Items]
Beneficial tax rate	15.00%
Guangzhou Huanju Shidai [Member]
Income tax [Line Items]
Dividends | $			$ 15,000
Payments Related To Withholding Tax For Dividends | $			$ 1,500
Guangzhou Huanju Shidai [Member] | China | KNSE
Income tax [Line Items]
Income tax rate (as a percent)	10.00%
Preferential tax rate (as a percent)		10.00%
Guangzhou Juhui Information Technology Co., Ltd. [Member] | China | Software Enterprise
Income tax [Line Items]
Preferential tax rate (as a percent)		12.50%	0.00%
Other PRC Subsidiaries [Member]
Income tax [Line Items]
Income tax rate (as a percent)	25.00%
Guangzhou Huya [Member] | China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)		15.00%
Term of preferential income tax rate		3 years
Huya Technology [Member]
Income tax [Line Items]
Income tax rate (as a percent)		0.00%
Huya Technology [Member] | China | Software Enterprise
Income tax [Line Items]
Preferential tax rate (as a percent)	10.00%	0.00%	0.00%
Guangzhou BaiGuoYuan [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)		0.00%
BaiGuoYuan Technology [Member] | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)		15.00%
Duowan BVI [Member]
Income tax [Line Items]
Income tax rate (as a percent)	0.00%